RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
In October 2019, the Company issued one ordinary share to the Sponsor for no consideration. On January 21, 2020, the Company cancelled the one share issued in October 2019 and the Sponsor purchased 17,250,000 Founder Shares (as defined below) for an aggregate purchase price of $25,000. On April 21, 2020, the Company effected a share capitalization, resulting in 20,700,000 Founder Shares issued and outstanding as of such date. All share and per-share
amounts have been retroactively restated to reflect the share capitalization. The Founder Shares converted into Class A ordinary shares upon consummation of the Mergers on a one-for-one
basis.
The Founder Shares included an aggregate of up to 2,700,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are subject to forfeiture.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Class B ordinary shares or Class A ordinary shares received upon conversion thereof  (together, “Founder Shares”) until the earlier of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Administrative Support Agreement
The Company entered into an agreement whereby, commencing on April 21, 2020, the Company agreed to pay an affiliate of the Sponsor up to $10,000 per month for office space and administrative and support services. For the year ended December 31, 2020, the Company incurred $80,000 of such fees, and such amount is included in accrued expenses in the accompanying consolidated balance sheets. Upon the Closing of the Mergers, the Company ceased incurring these monthly fees.
Advances—Related Party
The Sponsor advanced the Company an aggregate of $17,631 to cover expenses related to the Initial Public Offering. The advances were non-interest
bearing and due on demand. Advances in the aggregate amount of $17,631 were repaid in February 2020.
During the period ended December 31, 2020, the Sponsor advanced the Company an aggregate of $193,137 to cover certain merger related expenses. The advances were non-interest
bearing and due on demand.

Due to Investors
During the period ended December 31, 2020, the PIPE Investors advanced $27,999,990 to the Company in anticipation of the closing of the PIPE Investment
. In conjunction with the Closing, the advances were applied to the closing of the PIPE Investment.
Promissory Note—Related Party
On January 21, 2020, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company borrowed an aggregate principal amount of $300,000. The note was non-interest
bearing and payable on the earlier of (i) June 30, 2020 and (ii) the completion of the Initial Public Offering. The borrowings outstanding under the note in the amount of $300,000 were repaid upon the consummation of the Initial Public Offering on April 24, 2020.
On October 19, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $2,500,000. The Promissory Note was non-interest
bearing and payable on the earlier of (i) April 24, 2022 and (ii) the completion of the Business Combination. As of December 31, 2020, the Company borrowed $806,208 under the Promissory Note. The Promissory Note was repaid at the closing of the Mergers.